Acquisitions and Divestitures Components of Gain on Canada Natural Cheese Sale (Details) $ in Millions, $ in Billions		1 Months Ended	12 Months Ended
	Jul. 02, 2019 USD ($)	Nov. 30, 2018 CAD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Dec. 30, 2017 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain resulting from Canada Natural Cheese Transaction			$ 420	$ (15)	$ 0
Canada Natural Cheese
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business	$ 1,236	$ 1.6
Carrying value of Canada Natural Cheese net assets			(995)
Other	$ 1
Pre-tax gain resulting from Canada Natural Cheese Transaction			$ 242